Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table sets forth the compensation for our Chief Executive Officer (PEO) and the average compensation for our other named executive officers
(Non-PEO),
both as reported in the Summary Compensation Table, on page 32, and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2023, 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and Return on Average Capital Employed over such years in accordance with SEC rules.

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO 1 ($) (b)	Compensation Actually Paid to PEO 2 ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers 1 ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers 2 ($) (e)	Total Shareholder Return 3 ($) (f)	Peer Group Total Shareholder Return 3 ($) (g)	Net Income (in Thousands) 4 ($) (h)	Return on Average Capital Employed 5 (%) (i)

2023	13,261,841	11,808,393	3,662,369	1,071,009	179.22	191.57	661,559	28.3%

2022	13,444,418	39,752,198	3,741,335	8,083,159	175.84	191.50	965,047	31.4%

2021	11,381,012	26,071,102	3,111,741	8,330,184	104.46	120.82	(73,664)	16.9%

2020	13,180,178	(5,712,287)	4,065,562	(1,804,274)	47.21	64.58	(1,148,777)	10.3%

1
Compensation for our PEO, Roger W. Jenkins, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs
includes the following named executive officers: (i) in 2023, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner and Daniel R. Hanchera (ii) in 2022, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner, Daniel R. Hanchera and David R. Looney, (iii) in 2021, David R. Looney, Eric M. Hambly, E. Ted Botner and Thomas J. Mireles and (iv) in 2020, David R. Looney, Eric M. Hambly, E. Ted Botner, Thomas J. Mireles, Michael K. McFadyen and Walter K. Compton.

2
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs
for 2023 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules (Item 402(v) of Regulation
S-K).
The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEOs
during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEOs’
compensation for fiscal year 2023, see “Compensation Discussion and Analysis” above.

	PEO 2023	Non-PEOs 2023

Summary Compensation Table Total	13,261,841	3,662,369

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(8,826,424)	(2,142,700)

Plus Fair Value for Awards Granted in the Covered Year	8,232,041	2,004,010

Change in Fair Value of Outstanding Unvested Awards from Prior Years	3,735,172	(2,470,580)

Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(4,034,959)	(29,860)

Less Fair Value of Awards Forfeited during the Covered Year	—	—

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	664,365	472,288

Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(1,779,732)	(489,234)

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	556,089	64,716

Compensation Actually Paid	11,808,393	1,071,009

Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.

The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Service cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the applicable fiscal year. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

3
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index (XOP), which is the same peer group as for the Shareholder Return Performance Presentation of the 2023 Form
10-K
for the year ended December 31, 2023.

4	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.

5
The following table sets forth an u
nra
nked list of the performance measures which we view as the “most important” measures for linking our named executive officers’ compensation actually paid to Company performance, as specifically listed below. For additional details on how these measures are utilized in our compensation program to link pay with performance, see “Compensation Discussion and Analysis” above.

Company Selected Measure Name	Return on Average Capital Employed
Named Executive Officers, Footnote	Compensation for our PEO, Roger W. Jenkins, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs
	includes the following named executive officers: (i) in 2023, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner and Daniel R. Hanchera (ii) in 2022, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner, Daniel R. Hanchera and David R. Looney, (iii) in 2021, David R. Looney, Eric M. Hambly, E. Ted Botner and Thomas J. Mireles and (iv) in 2020, David R. Looney, Eric M. Hambly, E. Ted Botner, Thomas J. Mireles, Michael K. McFadyen and Walter K. Compton.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index (XOP), which is the same peer group as for the Shareholder Return Performance Presentation of the 2023 Form
10-K
	for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 13,261,841	$ 13,444,418	$ 11,381,012	$ 13,180,178
PEO Actually Paid Compensation Amount	$ 11,808,393	39,752,198	26,071,102	(5,712,287)
Adjustment To PEO Compensation, Footnote
2
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs
for 2023 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules (Item 402(v) of Regulation
S-K).
The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEOs
during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEOs’
compensation for fiscal year 2023, see “Compensation Discussion and Analysis” above.

	PEO 2023	Non-PEOs 2023

Summary Compensation Table Total	13,261,841	3,662,369

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(8,826,424)	(2,142,700)

Plus Fair Value for Awards Granted in the Covered Year	8,232,041	2,004,010

Change in Fair Value of Outstanding Unvested Awards from Prior Years	3,735,172	(2,470,580)

Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(4,034,959)	(29,860)

Less Fair Value of Awards Forfeited during the Covered Year	—	—

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	664,365	472,288

Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(1,779,732)	(489,234)

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	556,089	64,716

Compensation Actually Paid	11,808,393	1,071,009

Non-PEO NEO Average Total Compensation Amount	$ 3,662,369	3,741,335	3,111,741	4,065,562
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,071,009	8,083,159	8,330,184	(1,804,274)
Adjustment to Non-PEO NEO Compensation Footnote
2
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs
for 2023 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules (Item 402(v) of Regulation
S-K).
The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEOs
during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEOs’
compensation for fiscal year 2023, see “Compensation Discussion and Analysis” above.

	PEO 2023	Non-PEOs 2023

Summary Compensation Table Total	13,261,841	3,662,369

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(8,826,424)	(2,142,700)

Plus Fair Value for Awards Granted in the Covered Year	8,232,041	2,004,010

Change in Fair Value of Outstanding Unvested Awards from Prior Years	3,735,172	(2,470,580)

Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(4,034,959)	(29,860)

Less Fair Value of Awards Forfeited during the Covered Year	—	—

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	664,365	472,288

Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(1,779,732)	(489,234)

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	556,089	64,716

Compensation Actually Paid	11,808,393	1,071,009

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measure

Return on Average Capital Employed (EBITDA / ACE)
AIP Free Cash Flow ($MM)

G&A ($MM)

LOE/BOE ($/BOE)

TRIR

Spill Rate

GHG Emissions (metric ton CO 2 e per MMBOE)

Total Shareholder Return Amount	$ 179.22	175.84	104.46	47.21
Peer Group Total Shareholder Return Amount	191.57	191.5	120.82	64.58
Net Income (Loss)	$ 661,559,000	$ 965,047,000	$ (73,664,000)	$ (1,148,777,000)
Company Selected Measure Amount	0.283	0.314	0.169	0.103
PEO Name	Roger W. Jenkins
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Capital Employed (EBITDA / ACE)
Measure:: 2
Pay vs Performance Disclosure
Name	AIP Free Cash Flow ($MM)
Measure:: 3
Pay vs Performance Disclosure
Name	G&A ($MM)
Measure:: 4
Pay vs Performance Disclosure
Name	LOE/BOE ($/BOE)
Measure:: 5
Pay vs Performance Disclosure
Name	TRIR
Measure:: 6
Pay vs Performance Disclosure
Name	Spill Rate
Measure:: 7
Pay vs Performance Disclosure
Name	GHG Emissions (metric ton CO2e per MMBOE)
PEO | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,826,424)
PEO | Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,232,041
PEO | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,735,172
PEO | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,034,959)
PEO | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,365
PEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,779,732)
PEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	556,089
Non-PEO NEO | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,142,700)
Non-PEO NEO | Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,004,010
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,470,580)
Non-PEO NEO | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,860)
Non-PEO NEO | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,288
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(489,234)
Non-PEO NEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 64,716